Schedule of Investments (unaudited)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/25(a)	AUD	1,188	$740,006
0.50%, 09/21/26(a)	AUD	1,700	1,036,674
4.25%, 04/21/26(a)	AUD	1,280	841,961
4.75%, 04/21/27(a)	AUD	1,390	931,688
			3,550,329
Austria — 4.5%
Republic of Austria Government Bond
0.50%, 04/20/27(b)	EUR	830	848,953
0.75%, 10/20/26(b)	EUR	1,060	1,100,472
1.20%, 10/20/25(b)	EUR	640	677,540
4.85%, 03/15/26(b)	EUR	492	548,920
6.25%, 07/15/27	EUR	310	369,792
			3,545,677
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.80%, 06/22/27(b)	EUR	1,300	1,337,845
1.00%, 06/22/26(b)	EUR	1,110	1,164,417
4.50%, 03/28/26(b)	EUR	963	1,071,180
			3,573,442
Canada — 4.5%
Canadian Government Bond
0.25%, 03/01/26	CAD	390	268,109
0.50%, 09/01/25	CAD	480	335,463
1.00%, 09/01/26	CAD	450	310,641
1.00%, 06/01/27	CAD	210	143,324
1.25%, 03/01/27	CAD	370	254,775
1.50%, 06/01/26	CAD	110	76,929
3.00%, 10/01/25	CAD	460	329,971
3.00%, 04/01/26	CAD	280	200,797
3.50%, 08/01/25	CAD	180	129,722
4.00%, 05/01/26	CAD	750	547,178
4.00%, 08/01/26	CAD	220	161,012
4.50%, 11/01/25	CAD	450	328,365
4.50%, 02/01/26	CAD	630	461,275
			3,547,561
Denmark — 3.7%
Denmark Government Bond
1.75%, 11/15/25	DKK	14,830	2,125,546
2.25%, 11/15/26(b)	DKK	5,230	754,077
			2,879,623
Finland — 4.6%
Finland Government Bond
0.50%, 04/15/26(b)	EUR	1,450	1,511,733
0.88%, 09/15/25(b)	EUR	709	749,813
1.38%, 04/15/27(b)	EUR	740	775,366
2.69%, 09/15/26(b)	EUR	510	521,717
			3,558,629
France — 9.2%
French Republic Government Bond OAT
0.25%, 11/25/26(a)(b)	EUR	780	797,811
0.50%, 05/25/26(a)(b)	EUR	870	903,989
1.00%, 11/25/25(a)(b)	EUR	720	759,895
1.00%, 05/25/27(b)	EUR	760	785,004
2.50%, 09/24/26(a)(b)	EUR	810	871,801
2.71%, 02/25/27(b)	EUR	800	808,224
2.84%, 02/25/26(a)(b)	EUR	830	859,642
3.50%, 04/25/26(a)(b)	EUR	880	963,237

Security		Par (000)	Value

France (continued)
6.00%, 10/25/25(a)(b)	EUR	390	$437,061
			7,186,664
Germany — 7.9%
Bundesobligation
2.36%, 04/16/27(a)	EUR	500	508,013
2.46%, 10/09/26(a)	EUR	470	482,309
2.57%, 04/10/26(a)	EUR	400	414,671
2.82%, 10/10/25(a)	EUR	560	586,254
Series G, 2.81%, 10/10/25(a)	EUR	100	104,701
Bundesrepublik Deutschland Bundesanleihe
0.25%, 02/15/27(a)	EUR	890	913,376
0.50%, 02/15/26(a)	EUR	560	586,533
1.00%, 08/15/25(a)	EUR	535	567,609
2.48%, 08/15/26(a)	EUR	620	638,317
Bundesschatzanweisungen
2.50%, 03/19/26(a)	EUR	350	377,746
2.90%, 06/18/26(a)	EUR	150	163,235
3.10%, 09/18/25(a)	EUR	270	292,710
3.10%, 12/12/25(a)	EUR	480	521,392
			6,156,866
Ireland — 4.6%
Ireland Government Bond
0.20%, 05/15/27(a)	EUR	1,390	1,408,803
1.00%, 05/15/26(a)	EUR	2,080	2,183,322
			3,592,125
Israel — 4.4%
Israel Government Bond
0.50%, 02/27/26	ILS	4,100	1,024,447
1.75%, 08/31/25	ILS	3,250	838,455
2.00%, 03/31/27	ILS	3,700	922,514
6.25%, 10/30/26	ILS	2,240	617,127
			3,402,543
Italy — 9.2%
Italy Buoni Poliennali Del Tesoro
0.50%, 02/01/26(a)	EUR	407	424,319
0.85%, 01/15/27(a)	EUR	240	247,275
1.10%, 04/01/27(a)	EUR	320	330,358
1.20%, 08/15/25(a)	EUR	500	530,162
1.25%, 12/01/26(a)	EUR	380	396,178
1.60%, 06/01/26(a)	EUR	400	422,684
2.00%, 12/01/25(a)	EUR	380	405,851
2.10%, 07/15/26(a)	EUR	570	607,216
2.20%, 06/01/27(a)	EUR	430	456,679
2.50%, 11/15/25(a)	EUR	330	354,821
2.89%, 04/01/26(a)	EUR	400	412,164
2.94%, 08/01/26(a)	EUR	380	388,097
2.95%, 02/15/27(a)	EUR	210	227,318
3.20%, 01/28/26(a)	EUR	100	108,406
3.45%, 07/15/27(a)	EUR	50	54,864
3.50%, 01/15/26(a)	EUR	290	315,751
3.60%, 09/29/25(a)	EUR	150	163,112
3.80%, 04/15/26(a)	EUR	180	197,378
3.85%, 09/15/26(a)	EUR	680	749,427
4.50%, 03/01/26(b)	EUR	359	397,379
			7,189,439
Japan — 9.4%
Japan Government Five Year Bond
0.28%, 09/20/25	JPY	29,400	195,776
0.31%, 12/20/25	JPY	39,300	261,509
0.35%, 03/20/26	JPY	63,500	421,405

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.42%, 06/20/26	JPY	42,900	$284,098
0.43%, 09/20/26	JPY	79,150	523,519
0.44%, 12/20/26	JPY	101,550	670,750
0.45%, 03/20/27	JPY	88,150	581,247
0.48%, 06/20/27	JPY	70,700	465,462
Japan Government Ten Year Bond
0.30%, 12/20/25	JPY	16,800	112,100
0.36%, 03/20/26	JPY	29,050	193,083
0.40%, 09/20/25	JPY	25,000	167,044
0.42%, 06/20/26	JPY	16,950	112,449
0.43%, 09/20/26	JPY	59,000	391,033
Japan Government Twenty Year Bond
2.00%, 12/20/25	JPY	10,450	71,365
2.10%, 03/20/26	JPY	5,000	34,317
2.10%, 03/20/27	JPY	25,800	179,550
2.30%, 03/20/26	JPY	14,650	100,865
2.30%, 06/20/26	JPY	23,550	162,702
Japan Government Two Year Bond
0.20%, 03/01/26	JPY	31,700	211,026
0.25%, 08/01/25	JPY	87,200	580,495
0.28%, 10/01/25	JPY	37,400	248,861
0.30%, 11/01/25	JPY	51,550	343,230
0.30%, 05/01/26	JPY	52,900	352,483
0.31%, 12/01/25	JPY	49,400	328,341
0.35%, 02/01/26	JPY	44,750	297,560
			7,290,270
Netherlands — 4.6%
Netherlands Government Bond
0.50%, 07/15/26(b)	EUR	1,110	1,154,447
0.75%, 07/15/27(b)	EUR	1,050	1,081,362
2.51%, 01/15/27(b)	EUR	680	692,363
2.75%, 01/15/26(b)	EUR	606	630,410
			3,558,582
New Zealand — 3.0%
New Zealand Government Bond
0.50%, 05/15/26	NZD	1,780	989,897
4.50%, 04/15/27(a)	NZD	2,200	1,321,995
			2,311,892
Norway — 2.7%
Norway Government Bond
1.50%, 02/19/26(b)	NOK	12,318	1,090,055
1.75%, 02/17/27(b)	NOK	11,590	1,017,442
			2,107,497

Security		Par (000)	Value

Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD	900	$650,583
1.25%, 11/01/26	SGD	870	627,113
2.13%, 06/01/26	SGD	1,650	1,214,794
3.50%, 03/01/27	SGD	1,430	1,085,332
			3,577,822
Spain — 5.7%
Spain Government Bond
0.80%, 07/30/27(b)	EUR	420	429,968
1.30%, 10/31/26(b)	EUR	540	566,339
1.50%, 04/30/27(b)	EUR	470	492,609
1.95%, 04/30/26(b)	EUR	430	458,480
2.15%, 10/31/25(b)	EUR	550	589,261
2.50%, 05/31/27	EUR	270	290,375
2.75%, 01/31/27	EUR	390	394,398
2.80%, 05/31/26	EUR	400	432,510
2.90%, 01/31/26	EUR	370	383,590
5.90%, 07/30/26(b)	EUR	380	435,569
			4,473,099
Sweden — 2.1%
Sweden Government Bond, 1.00%, 11/12/26(a)	SEK	17,850	1,624,155

United Kingdom — 5.3%
United Kingdom Gilt
0.38%, 10/22/26(a)	GBP	490	582,361
1.25%, 07/22/27(a)	GBP	330	393,602
1.50%, 07/22/26(a)	GBP	290	355,235
2.00%, 09/07/25(a)	GBP	300	375,561
3.50%, 10/22/25(a)	GBP	680	863,072
3.75%, 03/07/27(a)	GBP	460	585,676
3.82%, 01/30/26(a)	GBP	230	279,917
4.13%, 01/29/27(a)	GBP	560	719,980
			4,155,404
Total Investments — 99.2%
(Cost: $76,832,831)			77,281,619

Other Assets Less Liabilities — 0.8%			638,212

Net Assets — 100.0%			$77,919,831

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$10,000	$—	$(10,000	)(b)	$—	$—	$—	—	$549	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$77,281,619	$—	$77,281,619

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel

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